Long-term Investments	12 Months Ended
Dec. 31, 2025
Investment Company [Abstract]
Long-term Investments
10.	Long-term investments

	Equity investments measured under measurement alternative	Equity Method	Investment accounted for at fair value	Equity investments measured under NAV practical expedient	Total
	RMB	RMB	RMB	RMB	RMB
Balances at January 1, 2023	33,695	41,749	808	1,053	77,305
Share of earnings/(loss) of an equity method investee	—	417	—	—	417
Fair value change	—	—	—	(257)	(257)
Realized gain/(loss)	—	—	78	—	78
Exchange adjustments	—	—	(12)	31	19
Disposal	—	—	(874)	—	(874)

Balances at December 31, 2023	33,695	42,166	—	827	76,688

Balances at January 1, 2024	33,695	42,166	—	827	76,688
Share of earnings/(loss) of an equity method investee	—	1,535	—	—	1,535
Fair value change	—	—	—	62	62
Exchange adjustments	—	—	—	(153)	(153)
Distribution from and capital reduction of equity investees	—	(11,416)	—	—	(11,416)

Balances at December 31, 2024	33,695	32,285	—	736	66,716

Balances at January 1, 2025	33,695	32,285	—	736	66,716
Additions	—	16,713	—	—	16,713
Share of loss of equity method investees	—	(40)	—	—	(40)
Fair value change	—	—	—	(37)	(37)
Exchange adjustments	—	93	—	(108)	(15)
Distribution from equity investees	—	(1,408)	—	—	(1,408)
Capital reduction of equity investees	(12,500)	(4,417)	—	—	(16,917)

Balances at December 31, 2025	21,195	43,226	—	591	65,012

Equity method
As of December 31, 2023, 2024 and 2025, the Group’s investments accounted for under the equity method were RMB42,166, RMB32,285 and RMB43,226, respectively. The Group applies the equity method of accounting to account for its equity investments over which it has significant influence but does not own a majority equity interests or otherwise control.
The amount represented the 29.45% (49.26% in 2024) equity interest in a private equity fund, Nanjing Qiqian Alpha Equity Investment LLP (“Qiqian”), 49% equity interest in a technology service company, Huibao Huipei, 49% equity interest in a technology service company, Xiaoke, 47.62% equity interest in a private equity fund, Shanghai Dewu Chuxing Investment Management Partnership (Limited Partnership), 37.88% equity interest in a security service company,
Baofu, and
20%
(0% in 2024) equity interest in a financial management service company, Bay
Union
 which was originally a wholly-owned subsidiary of the Group. In October 2025, the Group disposed 80% equity interest in Bay
Union
and recognized a gain on disposal of such subsidiary in the amount of RMB1,392, which was recorded in the Investment Income of the consolidated statements of comprehensive income/(loss)
.
Distribution from and capital reduction of equity investees represented the capital repayment and dividend distribution amounting to RMB4,417 and RMB595 from Qiqian respectively, and dividend distribution amounting to RMB813 from Huibao Huipei during the year ended December 31, 2025.

Investment accounted for at fair value
The amount represented investment in Nayuki Holdings Ltd (“Nayuki”) , which was accounted for at fair value and recognized the fair value change in its consolidated statements of comprehensive income/(loss). In March 2023, the Group sold the stock of Nayuki and recognized investment gain of

RMB
78
.
Equity investments measured under measurement alternative and NAV practical expedient
Equity investments without readily determinable fair values include investments in a private equity fund accounted for under NAV practical expedient, and investments in private companies accounted for under measurement alternative.
Investment in private equity funds over which the Group does not have the ability to exercise significant influence are accounted for under the NAV practical expedient. The amount represented the investment in private investment fund of Right Time SPC. The Group does not have the ability to exercise significant influence and elect to account for the investment under the NAV practical expedient. During the years ended December 31, 2023, 2024 and 2025, the Group recognized a fair value loss of RMB257, a fair value gain of RMB62, and a fair value loss of RMB37, respectively.
As of December 31, 2024 and 2025, the Group held investment in certain equity investments measured under measurement alternative. During the year ended December 31, 2025, the Group disposed one of such equity investments with a carrying amount of RMB12,500 without any gain or loss recognized upon derecognition. There were no impairment charges for the investments recorded for the years ended December 31, 2023, 2024 and 2025.